Consolidated Balance Sheets (Parentheticals) - JPY (¥) ¥ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Accounts receivable, allowance for doubtful accounts	¥ 123,453	¥ 107,684
Other current assets, allowance for doubtful accounts	720	15,192
Other assets, net of allowance doubtful accounts	¥ 60,929	¥ 61,877
Common stock, shares authorized (in shares)	75,520,000	75,520,000
Common stock, shares issued (in shares)	46,713,800	46,711,400
Common stock, shares outstanding (in shares)	46,713,800	46,711,400
Treasury stock, shares (in shares)	1,650,909	1,650,909